Schedule of Unrecognized Tax Benefits Roll Forward (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Income Tax Expense Benefit [Line Items]
Balance as of beginning of year	$ 3	$ 5	$ 5
Reductions based on tax positions related to prior years	0	(1)	0
Reductions related to settlements	0	(1)	0
Balance as of end of year	88	3	5
Separation Agreement Transaction
Income Tax Expense Benefit [Line Items]
Additions based on tax positions contributed in conjunction with the Separation	$ 85	$ 0	$ 0